Commitments (Detail Textuals 4) (Omagine Project)	Sep. 30, 2014 sqm	Dec. 31, 2013 sqm
Omagine Project
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Project planned in area of land (Approximately 245 acres)	1,000,000	1,000,000